Goodwill and Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of detailed information about intangible assets [abstract]
Schedule of reconciliation of changes in intangible assets and goodwill
Goodwill consisted of the following:

Goodwill
(U.S. $ in thousands)
Balance as of July 1, 2016	$7,138
Additions	304,712
Effect of change in exchange rates	50
Balance as of June 30, 2017	311,900
Additions	—
Effect of change in exchange rates	43
Balance as of June 30, 2018	$311,943

Schedule of intangible assets
The estimated useful lives for each intangible asset class are as follows:

Patents, trademarks and other rights	2 - 7 years
Customer relationships	2 - 4 years
Acquired developed technology	3 - 10 years
Intangible assets consisted of the following:

	Patents, Trademarks and Other Rights	Acquired Developed Technology	Employee Contracts	Customer Relationships	Total
	(U.S. $ in thousands)
As of June 30, 2017
Opening cost balance	$220	$75,926	$3,631	$484	$80,261
Additions	21,525	57,300	—	58,200	137,025
Effect of change in exchange rates	—	103	—	—	103
Closing cost balance	21,745	133,329	3,631	58,684	217,389

Opening accumulated amortization	(135)	(62,480)	(3,631)	(438)	(66,684)
Amortization charge	(2,907)	(14,588)	—	(12,361)	(29,856)
Effect of change in exchange rates	—	(60)	—	—	(60)
Closing accumulated amortization	(3,042)	(77,128)	(3,631)	(12,799)	(96,600)
Net book amount	$18,703	$56,201	$—	$45,885	$120,789
As of June 30, 2018
Opening cost balance	$21,745	$133,329	$3,631	$58,684	$217,389
Effect of change in exchange rates	—	90	—	—	90
Closing cost balance	21,745	133,419	3,631	58,684	217,479

Opening accumulated amortization	(3,042)	(77,128)	(3,631)	(12,799)	(96,600)
Amortization charge	(6,990)	(21,188)	—	(29,100)	(57,278)
Effect of change in exchange rates	—	(24)	—	—	(24)
Closing accumulated amortization	(10,032)	(98,340)	(3,631)	(41,899)	(153,902)
Net book amount	$11,713	$35,079	$—	$16,785	$63,577